JPMorgan U.S. Quality Factor ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	69,669	44,185,473
Automobiles & Parts — 0.0% ^
Gentex Corp.	93,720	2,156,497
Banks — 0.2%
Commerce Bancshares, Inc.	228,037	12,003,868
Beverages — 0.4%
Monster Beverage Corp. *	352,803	28,492,370
Chemicals — 1.1%
CF Industries Holdings, Inc.	226,825	21,146,895
Linde plc	138,320	63,208,090
		84,354,985
Construction & Materials — 1.4%
A O Smith Corp. (a)	132,542	9,740,512
Acuity, Inc.	46,863	14,491,914
Advanced Drainage Systems, Inc.	77,742	11,819,894
Carlisle Cos., Inc.	45,985	15,675,827
Eagle Materials, Inc.	39,538	8,058,240
EMCOR Group, Inc.	32,980	23,769,675
Louisiana-Pacific Corp.	54,739	4,583,844
Trane Technologies plc	11,937	5,020,463
Watsco, Inc. (a)	34,307	13,257,940
		106,418,309
Consumer Services — 1.1%
Copart, Inc. *	465,059	18,872,094
eBay, Inc.	262,866	23,978,637
Grand Canyon Education, Inc. *	80,630	14,016,719
H&R Block, Inc.	278,028	10,968,205
Rollins, Inc.	304,092	19,261,187
		87,096,842
Electricity — 0.8%
Consolidated Edison, Inc.	163,703	17,455,651
Evergy, Inc.	168,882	12,958,316
NRG Energy, Inc.	132,251	20,185,470
OGE Energy Corp.	171,588	7,494,964
		58,094,401
Electronic & Electrical Equipment — 1.0%
Crane Co.	33,168	6,057,804
Donaldson Co., Inc.	151,692	15,463,482
IDEX Corp.	64,798	12,865,643
Keysight Technologies, Inc. *	98,510	21,310,668
Mettler-Toledo International, Inc. *	15,008	20,609,586
		76,307,183
Finance & Credit Services — 1.1%
FactSet Research Systems, Inc.	36,996	9,410,302

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — continued
Moody's Corp.	63,469	32,722,078
S&P Global, Inc.	81,468	42,997,996
		85,130,376
Food Producers — 0.2%
Ingredion, Inc.	116,462	13,754,162
Gas, Water & Multi-utilities — 0.8%
National Fuel Gas Co.	189,367	15,859,487
UGI Corp.	445,265	17,859,579
WEC Energy Group, Inc.	211,542	23,411,353
		57,130,419
General Industrials — 1.2%
GE Vernova, Inc.	81,978	59,546,360
Illinois Tool Works, Inc.	118,662	31,001,634
		90,547,994
Health Care Providers — 0.3%
Chemed Corp.	28,609	12,220,048
DaVita, Inc. *	94,235	10,303,655
		22,523,703
Household Goods & Home Construction — 0.2%
NVR, Inc. *	1,954	14,920,216
Industrial Engineering — 0.6%
Graco, Inc.	164,374	14,354,781
Lincoln Electric Holdings, Inc.	70,673	18,753,081
Snap-on, Inc.	31,101	11,386,387
		44,494,249
Industrial Metals & Mining — 0.5%
Fastenal Co.	174,104	7,549,149
Reliance, Inc.	13,614	4,485,813
Southern Copper Corp. (Mexico)	124,475	23,690,082
		35,725,044
Industrial Support Services — 5.9%
Accenture plc, Class A	190,591	50,247,411
Automatic Data Processing, Inc.	137,292	33,886,411
Cintas Corp.	145,681	27,881,887
ExlService Holdings, Inc. *	142,538	5,580,363
Jack Henry & Associates, Inc.	90,329	16,187,860
Mastercard, Inc., Class A	200,170	107,849,594
MSC Industrial Direct Co., Inc., Class A	111,836	9,432,248
Paychex, Inc.	170,245	17,557,367
Verisk Analytics, Inc., Class A	97,726	21,251,496
Visa, Inc., Class A	406,656	130,874,100
WW Grainger, Inc.	22,406	24,197,136
		444,945,873

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Transportation — 1.2%
Allison Transmission Holdings, Inc.	141,336	15,363,223
Expeditors International of Washington, Inc.	111,401	17,884,316
Landstar System, Inc.	76,560	11,435,002
Union Pacific Corp.	192,043	45,149,309
United Parcel Service, Inc., Class B	21,448	2,278,207
		92,110,057
Investment Banking & Brokerage Services — 4.2%
Ameriprise Financial, Inc.	49,136	25,904,008
Berkshire Hathaway, Inc., Class B *	295,265	141,883,690
Blackrock, Inc.	42,872	47,971,196
Broadridge Financial Solutions, Inc.	83,300	16,419,263
Cboe Global Markets, Inc.	78,605	20,835,041
CME Group, Inc.	65,479	18,927,360
Intercontinental Exchange, Inc.	172,012	29,892,245
Nasdaq, Inc.	28,874	2,797,602
SEI Investments Co.	191,779	16,847,785
		321,478,190
Leisure Goods — 0.6%
Electronic Arts, Inc.	127,401	25,979,612
Pool Corp.	43,588	11,075,275
YETI Holdings, Inc. *	233,051	10,652,761
		47,707,648
Life Insurance — 0.5%
Aflac, Inc.	240,125	26,641,869
Primerica, Inc.	35,834	9,425,775
		36,067,644
Media — 0.8%
Fox Corp., Class A	163,848	11,924,858
New York Times Co. (The), Class A	205,875	15,092,696
Nexstar Media Group, Inc.	48,061	10,207,195
Spotify Technology SA *	53,888	26,962,861
		64,187,610
Medical Equipment & Services — 2.1%
Abbott Laboratories	204,043	22,301,900
Agilent Technologies, Inc.	156,645	20,966,933
Bio-Techne Corp.	49,763	3,189,311
Dexcom, Inc. *	86,725	6,334,394
Hologic, Inc. *	208,962	15,657,523
IDEXX Laboratories, Inc. *	38,073	25,526,423
Penumbra, Inc. *	56,616	20,278,153
QIAGEN NV	113,228	6,076,947
ResMed, Inc.	85,544	22,096,870
STERIS plc	49,647	13,037,302
Waters Corp. *	11,237	4,165,781
		159,631,537

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-life Insurance — 4.4%
Allstate Corp. (The)	99,420	19,783,586
American Financial Group, Inc.	68,410	8,911,771
Aon plc, Class A	84,446	29,525,699
Arch Capital Group Ltd. *	224,038	21,516,609
Arthur J Gallagher & Co.	107,378	26,776,852
Brown & Brown, Inc.	192,972	13,913,281
Chubb Ltd.	120,190	37,206,016
Fidelity National Financial, Inc.	222,894	12,123,205
Hartford Insurance Group, Inc. (The)	147,869	19,971,187
Markel Group, Inc. *	752	1,534,561
Marsh & McLennan Cos., Inc.	181,603	34,175,869
Old Republic International Corp.	245,910	9,632,295
Progressive Corp. (The)	154,004	32,032,832
RLI Corp.	124,777	7,290,720
Travelers Cos., Inc. (The)	101,078	28,757,702
Willis Towers Watson plc	26,817	8,513,593
WR Berkley Corp.	286,682	19,660,652
		331,326,430
Non-Renewable Energy — 3.4%
Antero Midstream Corp.	160,623	3,022,925
Chevron Corp.	316,290	55,951,701
ConocoPhillips	250,563	26,116,181
Coterra Energy, Inc.	67,226	1,939,470
EOG Resources, Inc.	179,019	20,073,400
Exxon Mobil Corp.	968,867	136,997,794
TechnipFMC plc (United Kingdom)	270,548	15,074,935
		259,176,406
Personal Care, Drug & Grocery Stores — 2.2%
Church & Dwight Co., Inc.	179,979	17,322,979
Clorox Co. (The)	85,672	9,662,945
Colgate-Palmolive Co.	346,359	31,272,754
Kimberly-Clark Corp.	193,645	19,362,563
Procter & Gamble Co. (The)	608,741	92,388,622
		170,009,863
Personal Goods — 1.2%
Crocs, Inc. * (a)	93,214	7,822,519
Deckers Outdoor Corp. *	105,559	12,597,411
Lululemon Athletica, Inc. *	96,869	16,903,640
NIKE, Inc., Class B	448,979	27,751,392
On Holding AG, Class A (Switzerland) *	163,339	7,391,090
Ralph Lauren Corp.	48,782	17,240,047
		89,706,099
Pharmaceuticals, Biotechnology & Marijuana Producers — 7.1%
AbbVie, Inc.	446,619	99,600,503
Amgen, Inc.	48,754	16,668,017
Bristol-Myers Squibb Co.	624,783	34,394,304

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Gilead Sciences, Inc.	390,926	55,491,946
Jazz Pharmaceuticals plc *	100,717	16,566,940
Johnson & Johnson	590,867	134,274,526
Medpace Holdings, Inc. *	32,088	18,690,618
Merck & Co., Inc.	691,167	76,214,985
Regeneron Pharmaceuticals, Inc.	34,442	25,537,021
Royalty Pharma plc, Class A	380,555	15,861,532
United Therapeutics Corp. *	39,691	18,634,528
Zoetis, Inc.	207,329	25,878,806
		537,813,726
Precious Metals & Mining — 0.1%
Newmont Corp.	42,111	4,731,171
Real Estate Investment Trusts — 2.2%
American Tower Corp.	106,228	19,044,556
Camden Property Trust	62,350	6,799,267
Crown Castle, Inc.	85,415	7,414,876
CubeSmart	72,564	2,723,327
Equity LifeStyle Properties, Inc.	136,229	8,605,586
Equity Residential	83,990	5,234,257
Extra Space Storage, Inc.	60,649	8,367,743
Gaming and Leisure Properties, Inc.	98,069	4,388,588
Host Hotels & Resorts, Inc.	915,226	16,959,138
Lamar Advertising Co., Class A	131,233	16,838,506
Mid-America Apartment Communities, Inc.	102,336	13,743,725
Public Storage	77,258	21,337,887
Simon Property Group, Inc.	127,165	24,327,936
Weyerhaeuser Co.	297,331	7,665,193
		163,450,585
Retailers — 6.1%
Best Buy Co., Inc.	139,093	9,054,954
Costco Wholesale Corp.	112,056	105,360,654
Dillard's, Inc., Class A	11,275	6,850,239
Dollar Tree, Inc. *	113,924	13,396,323
Etsy, Inc. *	299,928	15,884,187
Home Depot, Inc. (The)	256,023	95,903,655
Lowe's Cos., Inc.	144,082	38,478,539
O'Reilly Automotive, Inc. *	332,285	32,700,167
Ross Stores, Inc.	152,598	28,787,613
TJX Cos., Inc. (The)	337,838	50,611,511
Tractor Supply Co.	177,328	9,022,449
Ulta Beauty, Inc. *	21,624	13,998,512
Walmart, Inc.	174,500	20,789,930
Williams-Sonoma, Inc.	99,617	20,386,619
		461,225,352
Software & Computer Services — 21.2%
Adobe, Inc. *	133,000	39,002,250

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Akamai Technologies, Inc. *	206,425	20,054,189
Alphabet, Inc., Class A	465,994	157,505,972
Amdocs Ltd.	217,479	17,820,229
Appfolio, Inc., Class A *	24,997	4,746,430
AppLovin Corp., Class A *	72,821	34,452,343
Atlassian Corp., Class A *	129,557	15,311,046
Autodesk, Inc. *	94,549	23,908,606
Bentley Systems, Inc., Class B (a)	380,424	13,360,491
Cadence Design Systems, Inc. *	102,960	30,513,226
CCC Intelligent Solutions Holdings, Inc. *	968,510	7,341,306
Cognizant Technology Solutions Corp., Class A	289,263	23,736,922
Crowdstrike Holdings, Inc., Class A *	82,324	36,338,225
Datadog, Inc., Class A *	165,900	21,454,188
Docusign, Inc. *	271,101	14,243,646
Dolby Laboratories, Inc., Class A	164,376	10,551,295
DoorDash, Inc., Class A *	123,211	25,211,435
DoubleVerify Holdings, Inc. *	705,645	7,635,079
Dropbox, Inc., Class A *	549,488	14,000,954
DXC Technology Co. *	563,921	8,137,380
Dynatrace, Inc. *	399,824	15,229,296
Elastic NV *	179,752	11,851,049
F5, Inc. *	57,383	15,815,329
Fortinet, Inc. *	308,873	25,099,020
Gartner, Inc. *	80,971	16,972,331
Gen Digital, Inc.	591,732	14,195,651
GoDaddy, Inc., Class A *	145,426	14,618,221
HubSpot, Inc. *	50,339	14,094,920
Intuit, Inc.	80,859	40,342,172
KBR, Inc.	121,897	5,218,411
Kyndryl Holdings, Inc. *	288,515	6,635,845
Leidos Holdings, Inc.	69,360	13,059,101
Manhattan Associates, Inc. *	96,167	14,522,179
Maplebear, Inc. *	203,080	7,546,453
Match Group, Inc.	485,154	15,112,547
Meta Platforms, Inc., Class A	222,312	159,286,548
Microsoft Corp.	309,855	133,327,508
Nutanix, Inc., Class A *	371,984	14,630,131
Okta, Inc. *	210,220	17,759,386
Palantir Technologies, Inc., Class A *	540,750	79,268,542
Palo Alto Networks, Inc. *	219,475	38,840,491
Paycom Software, Inc. (a)	68,157	9,184,156
Pegasystems, Inc.	267,714	11,696,425
Pinterest, Inc., Class A *	396,394	8,772,199
Procore Technologies, Inc. *	191,347	10,809,192
PTC, Inc. *	111,887	17,468,917
Reddit, Inc., Class A *	56,428	10,172,275
RingCentral, Inc., Class A *	521,422	13,494,401
Roper Technologies, Inc.	37,855	14,052,912

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Rubrik, Inc., Class A *	112,884	6,315,860
Salesforce, Inc.	257,935	54,757,021
Science Applications International Corp.	43,843	4,461,464
SentinelOne, Inc., Class A *	572,651	8,005,661
ServiceNow, Inc. *	309,501	36,214,712
Snowflake, Inc., Class A *	135,950	26,197,565
SS&C Technologies Holdings, Inc.	126,013	10,319,205
Teradata Corp. *	521,461	14,872,068
Toast, Inc., Class A *	519,145	16,150,601
Twilio, Inc., Class A *	147,958	17,823,021
Tyler Technologies, Inc. *	41,152	15,201,549
UiPath, Inc., Class A *	538,032	6,773,823
Unity Software, Inc. *	227,071	6,607,766
VeriSign, Inc.	77,857	19,015,015
Workday, Inc., Class A *	114,270	20,069,240
Zoom Communications, Inc., Class A *	228,054	21,003,773
ZoomInfo Technologies, Inc. *	640,675	5,157,434
Zscaler, Inc. *	83,140	16,628,831
		1,599,975,429
Technology Hardware & Equipment — 16.7%
Advanced Micro Devices, Inc. *	351,348	83,174,612
Amphenol Corp., Class A	369,434	53,228,051
Analog Devices, Inc.	159,773	49,670,230
Apple, Inc.	537,019	139,345,690
Applied Materials, Inc.	228,103	73,522,159
Broadcom, Inc.	383,642	127,100,594
Cirrus Logic, Inc. *	131,862	17,186,893
Flex Ltd. *	192,454	12,132,300
GLOBALFOUNDRIES, Inc. *	222,749	9,400,008
HP, Inc.	474,842	9,230,928
IPG Photonics Corp. *	53,212	4,917,321
Jabil, Inc.	89,721	21,280,924
KLA Corp.	40,587	57,955,801
Lam Research Corp.	363,932	84,963,565
Lattice Semiconductor Corp. *	219,066	17,639,194
MACOM Technology Solutions Holdings, Inc. *	12,134	2,658,074
Marvell Technology, Inc.	264,946	20,909,538
Monolithic Power Systems, Inc.	25,470	28,632,100
NetApp, Inc.	170,556	16,433,071
NVIDIA Corp.	820,732	156,866,507
ON Semiconductor Corp. *	361,176	21,630,831
Onto Innovation, Inc. *	57,196	11,556,452
Pure Storage, Inc., Class A *	279,235	19,418,002
Qorvo, Inc. *	169,616	13,248,706
QUALCOMM, Inc.	317,621	48,148,167
Sandisk Corp. *	59,315	34,180,269
Skyworks Solutions, Inc.	247,746	13,814,317

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
Teradyne, Inc.	108,176	26,075,825
Texas Instruments, Inc.	219,892	47,397,721
Western Digital Corp.	161,706	40,463,692
		1,262,181,542
Telecommunications Equipment — 1.7%
Ciena Corp. *	104,510	26,316,663
Cisco Systems, Inc.	1,046,686	81,976,448
Motorola Solutions, Inc.	57,456	23,128,338
		131,421,449
Telecommunications Service Providers — 0.2%
AT&T, Inc.	548,728	14,382,161
Iridium Communications, Inc. (a)	172,002	3,426,280
		17,808,441
Tobacco — 1.0%
Altria Group, Inc.	560,750	34,760,893
Philip Morris International, Inc.	217,939	39,106,974
		73,867,867
Travel & Leisure — 4.5%
Airbnb, Inc., Class A *	158,057	20,447,834
Booking Holdings, Inc.	9,392	46,977,281
Boyd Gaming Corp.	112,421	9,504,072
Darden Restaurants, Inc.	91,001	18,141,050
Domino's Pizza, Inc.	24,170	9,917,676
Expedia Group, Inc.	81,977	21,710,789
Hilton Worldwide Holdings, Inc.	89,465	26,706,197
Madison Square Garden Sports Corp. *	62,562	17,739,455
Marriott International, Inc., Class A	99,346	31,323,794
McDonald's Corp.	201,060	63,333,900
Starbucks Corp.	379,517	34,896,588
Texas Roadhouse, Inc.	56,570	10,174,680
Wyndham Hotels & Resorts, Inc.	78,889	5,742,330
Yum! Brands, Inc.	146,432	22,770,176
		339,385,822
Waste & Disposal Services — 1.0%
Clean Harbors, Inc. *	70,660	18,365,240
Republic Services, Inc., Class A	104,655	22,510,244
Waste Management, Inc.	149,537	33,233,103
		74,108,587
Total Common Stocks (Cost $6,855,371,442)		7,545,653,419
Short-Term Investments — 0.4%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (b) (c)(Cost $13,594,589)	13,594,589	13,594,589

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (b) (c)(Cost $19,903,156)	19,903,156	19,903,156
Total Short-Term Investments (Cost $33,497,745)		33,497,745
Total Investments — 100.2% (Cost $6,888,869,187)		7,579,151,164
Liabilities in Excess of Other Assets — (0.2)%		(15,142,601)
NET ASSETS — 100.0%		7,564,008,563

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $19,474,339.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2026.
Futures contracts outstanding as of January 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	43	03/20/2026	USD	14,979,588	100,320

Abbreviations
USD	United States Dollar

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,579,151,164	$—	$—	$7,579,151,164
Appreciation in Other Financial Instruments
Futures Contracts (a)	$100,320	$—	$—	$100,320

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	$—	$156,952,843	$137,049,687	$—	$—	$19,903,156	19,903,156	$286,197	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	6,662,084	75,388,352	68,455,847	—	—	13,594,589	13,594,589	104,939	—
Total	$6,662,084	$232,341,195	$205,505,534	$—	$—	$33,497,745		$391,136	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.